Financial instruments by categories (Details 5) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Loan and Financing	R$ 78,671
Itau Unibanco S A Nassau Branch [Member]
IfrsStatementLineItems [Line Items]
Loan and Financing	R$ 12,061
Interest rate risk	12.28%
Banco B M G S A [Member]
IfrsStatementLineItems [Line Items]
Loan and Financing	R$ 3,130
Interest rate risk	6.32%
Itau Unibanco S A [Member]
IfrsStatementLineItems [Line Items]
Loan and Financing	R$ 433
Interest rate risk	12.15%
Banco Santander S A [Member]
IfrsStatementLineItems [Line Items]
Loan and Financing	R$ 25,000
Interest rate risk	5.98%
Itau Unibanco S A Nassau Branch 1 [Member]
IfrsStatementLineItems [Line Items]
Loan and Financing	R$ 8,921
Interest rate risk	3.05%
Banco Bradesco S A [Member]
IfrsStatementLineItems [Line Items]
Loan and Financing	R$ 29,126
Interest rate risk	14.77%